SUBSEQUENT EVENTS - Additional Information (Detail) - Subsequent Event [Member] - 2020 6.000% SC Notes [Member] - USD ($) $ in Thousands	Nov. 24, 2023	Nov. 22, 2023	Nov. 09, 2023
Tender Offer
Subsequent Events [Line Items]
Tender offer amount, maximum			$ 75,000
Senior Notes [Member]
Subsequent Events [Line Items]
Interest rate per annum		6.00%
Debt instrument tendered offered amount	$ 100,000	$ 317,461